Risks and Financial Instruments - Sensitivity analysis of floating interest rate risk (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Scenario I [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	R$ 32.7	R$ 47.3
Foreign exchange hedging instruments (assets in CDI) effect	0.1	0.2
Interest effect on debt in CDI	(55.0)	(67.2)
Interest rate hedging instruments (liabilities in CDI) effect	(33.7)	(38.6)
Incremental expenses, CDI	(55.9)	(58.3)
Interest effect on debt in TJLP	(1.7)	(2.3)
Incremental expenses, TJLP	(1.7)	(2.3)
Foreign exchange hedging instruments (assets in LIBOR) effect	2.8	1.4
Interest effect on debt in LIBOR	(3.6)	(1.7)
Incremental expenses, LIBOR	(0.8)	(0.3)
Interest effect on debt in TIIE	(0.1)	0.0
Incremental expenses, TIIE	(0.1)	0.0
Interest effect on debt in SELIC	(0.4)	(1.0)
Incremental expenses, SELIC	(0.4)	(1.0)
Scenario II [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	81.7	118.1
Foreign exchange hedging instruments (assets in CDI) effect	0.2	0.5
Interest effect on debt in CDI	(137.4)	(168.0)
Interest rate hedging instruments (liabilities in CDI) effect	(73.4)	(94.2)
Incremental expenses, CDI	(128.9)	(143.6)
Interest effect on debt in TJLP	(4.2)	(5.6)
Incremental expenses, TJLP	(4.2)	(5.6)
Foreign exchange hedging instruments (assets in LIBOR) effect	6.9	3.4
Interest effect on debt in LIBOR	(9.1)	(4.4)
Incremental expenses, LIBOR	(2.2)	(1.0)
Interest effect on debt in TIIE	(0.3)	(0.1)
Incremental expenses, TIIE	(0.3)	(0.1)
Interest effect on debt in SELIC	(1.0)	(2.5)
Incremental expenses, SELIC	(1.0)	(2.5)
Scenario III [member]
Exposure of interest rate risk
Interest effect on cash equivalents and financial investments	163.3	236.3
Foreign exchange hedging instruments (assets in CDI) effect	0.5	1.0
Interest effect on debt in CDI	(274.9)	(336.0)
Interest rate hedging instruments (liabilities in CDI) effect	(139.6)	(186.7)
Incremental expenses, CDI	(250.7)	(285.4)
Interest effect on debt in TJLP	(8.3)	(11.3)
Incremental expenses, TJLP	(8.3)	(11.3)
Foreign exchange hedging instruments (assets in LIBOR) effect	13.9	6.8
Interest effect on debt in LIBOR	(18.1)	(8.7)
Incremental expenses, LIBOR	(4.2)	(1.9)
Interest effect on debt in TIIE	(0.5)	(0.2)
Incremental expenses, TIIE	(0.5)	(0.2)
Interest effect on debt in SELIC	(2.0)	(4.9)
Incremental expenses, SELIC	R$ (2.0)	R$ (4.9)